Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Working Capital Surplus (Deficit)	$ (352,300)
Long-term Debt, Current Maturities	355,081	$ 250,508
Teekay Tangguh Joint Venture [Member]
Loss Contingencies [Line Items]
Estimated Tax Indemnification	$ 5,400	$ 5,700
Teekay Lng [Member] | Teekay Tangguh Joint Venture [Member]
Loss Contingencies [Line Items]
Percentage of ownership interest	70.00%